Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Treasury Shares [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Non controlling Interests [member]
Beginning balance at Dec. 31, 2015	[1]	$ 285,260	$ 2,323	$ 509,938	$ (279)	$ (17,819)	$ (185,120)	$ (24,571)	$ 284,471	$ 789
Beginning balance, shares at Dec. 31, 2015	[1]		35,178,614
Net Loss		(67,255)						(67,255)	(67,255)
Other comprehensive income (loss)		(4,308)				(4,266)	(30)		(4,296)	(12)
Total comprehensive income (loss)		(71,618)				(4,266)	(30)	(67,255)	(71,551)	(12)
Allocation of prior period loss							(24,571)	24,571
Treasury shares		(137)			(137)				(137)
Exercise of share warrants and employee warrants		726		723			(6)		726
Exercise of share warrants and employee warrants, amount			$ 9
Exercise of share warrants and employee warrants, shares			156,446
Share based compensation		58,622		57,524					57,524	1,098
Other movements		77					77		77
Balance at end of year at Dec. 31, 2016	[1]	272,984	$ 2,332	568,185	(416)	(22,085)	(209,651)	(67,255)	271,109	1,876
Ending balance, shares at Dec. 31, 2016	[1]		35,335,060
Net Loss		(103,683)						(99,368)	(99,368)	(4,315)
Other comprehensive income (loss)		22,997				23,920	(515)		23,405	(408)
Total comprehensive income (loss)		(80,686)				23,920	(515)	(99,368)	(75,963)	(4,723)
Allocation of prior period loss							(67,255)	67,255
Capital Increase			$ 26				(26)
Capital Increase, Shares			466,950
Transaction with subsidiaries	[2]	38,257					23,747		23,747	14,510
Treasury shares		120			120				120
Exercise of share warrants and employee warrants		2,930		2,921					2,930
Exercise of share warrants and employee warrants, amount			$ 9
Exercise of share warrants and employee warrants, shares			158,052
Other movements		(38)		(37)			(1)		(38)
Balance at end of year at Dec. 31, 2017	[1]	283,985	$ 2,367	614,037	(297)	1,835	(253,702)	(99,368)	264,873	19,113
Ending balance, shares at Dec. 31, 2017	[1]		35,960,062
Non-cash stock-based compensation expense		50,418		42,968					42,968	7,450
Net Loss		(88,333)						(78,693)	(78,693)	(9,640)
Other comprehensive income (loss)		(19,122)				(18,502)	70		(18,432)	(690)
Total comprehensive income (loss)		(107,455)				(18,502)	70	(78,693)	(97,125)	(10,330)
Allocation of prior period loss							(99,368)	99,368
Capital Increase		178,611	$ 379	178,230			2		178,611
Capital Increase, Shares			6,146,000
Transaction with subsidiaries	[3]	49,942					26,454		26,454	23,488
Treasury shares		239			$ 297		(58)		239
Exercise of share warrants and employee warrants		7,770		7,751					7,770
Exercise of share warrants and employee warrants, amount			$ 19
Exercise of share warrants and employee warrants, shares			324,007
Share based compensation		28,507
Other movements		(40)					(28)		(28)	(12)
Balance at end of year at Dec. 31, 2018		450,272	$ 2,765	828,525		$ (16,668)	$ (326,628)	$ (78,693)	409,301	40,970
Ending balance, shares at Dec. 31, 2018			42,430,069
Non-cash stock-based compensation expense		$ 37,218		$ 28,507					$ 28,507	$ 8,711

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.
[2]	Net proceeds to Calyxt from the Calyxt IPO of $58.0 million after deduction of $3.1 million of underwriting discounts and commissions and $3.3 million of other offering expenses. Equity of Calyxt attributable to non-controlling interests of 20.3% was $11.8 million and equity of Calyxt attributable to Cellectis of 79.3% is $26.4 million (after consideration of Cellectis' investment in shares of Calyxt issued as part of the Calyxt IPO for a purchase price of $20 million).
[3]	On May 22, 2018, Calyxt Inc completed a follow-on offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share, including 457,500 shares of common stock pursuant to the exercise of the underwriters' option to purchase additional shares. In the aggregate, Calyxt Inc received net proceeds from the follow-on offering and exercise of the overallotment option of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million. Transaction with subsidiaries also includes the exercise of 592,342 Calyxt stock options during the period for $2.4 million, partially offset by Cellectis' purchase on June 14, 2018 of 63,175 shares of Calyxt common stock from employees and nonemployees of Calyxt and Cellectis at a price of $19.49 per share (the closing price reported on the Nasdaq Global Market on June 14, 2018) for $1.2 million.